Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000032863
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Real Estate Equity Fund Class A (including sales charges) ($15,567)
Accumulated Value	$ 9,427	$ 9,070	$ 9,051	$ 9,938	$ 9,610	$ 9,827	$ 10,570	$ 10,915	$ 10,501	$ 10,301	$ 9,746	$ 9,487		$ 9,897	$ 9,871	$ 10,232	$ 10,007	$ 10,072	$ 10,111	$ 10,246	$ 10,324	$ 10,317	$ 10,265	$ 10,232	$ 10,402	$ 10,398	$ 10,072	$ 9,360	$ 9,716	$ 9,821	$ 10,044	$ 10,459	$ 10,536	$ 10,817	$ 10,485	$ 10,070	$ 10,470	$ 9,621	$ 10,649	$ 10,865	$ 11,269	$ 11,237	$ 11,326	$ 11,439	$ 11,593	$ 12,081	$ 12,375	$ 12,497	$ 12,432	$ 12,319	$ 12,543	$ 11,577	$ 9,574	$ 10,295	$ 10,493	$ 10,714	$ 11,396	$ 11,303	$ 10,908	$ 10,705	$ 11,445	$ 11,863	$ 11,728	$ 12,056	$ 12,547	$ 13,555	$ 13,623	$ 14,154	$ 14,999	$ 15,317	$ 14,342	$ 15,429	$ 15,349	$ 16,815	$ 15,390	$ 14,730	$ 15,702	$ 14,987	$ 14,159	$ 13,087	$ 14,390	$ 13,540	$ 11,995	$ 12,537	$ 13,251	$ 12,556	$ 13,884	$ 13,329	$ 13,157	$ 13,376	$ 12,906	$ 13,511	$ 13,721	$ 13,246	$ 12,448	$ 11,858	$ 13,194	$ 14,521	$ 13,915	$ 14,103	$ 14,406	$ 13,309	$ 13,901	$ 14,265	$ 15,212	$ 16,248	$ 16,722	$ 16,278	$ 16,944	$ 15,568	$ 15,711	$ 16,187	$ 15,648	$ 15,235	$ 15,521	$ 15,324	$ 15,016	$ 15,695	$ 15,760	$ 15,550	$ 15,905	$ 15,567
C000248364
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Real Estate Equity Fund Class S ($16,923)
Accumulated Value	10,000	9,615	9,602	10,547	10,199	10,429	11,230	11,596	11,157	10,945	10,357	10,082		10,523	10,496	10,885	10,647	10,716	10,757	10,906	10,990	10,990	10,933	10,906	11,087	11,083	10,736	9,978	10,364	10,475	10,721	11,160	11,252	11,550	11,196	10,754	11,187	10,282	11,378	11,616	12,054	12,020	12,114	12,234	12,407	12,936	13,249	13,380	13,319	13,199	13,438	12,406	10,267	11,038	11,250	11,492	12,232	12,123	11,708	11,490	12,292	12,738	12,594	12,945	13,479	14,569	14,642	15,220	16,126	16,478	15,431	16,598	16,512	18,096	16,566	15,857	16,911	16,144	15,254	14,114	15,514	14,600	12,926	13,519	14,288	13,548	14,989	14,380	14,205	14,453	13,946	14,595	14,833	14,321	13,459	12,834	14,275	15,714	15,061	15,263	15,590	14,407	15,061	15,454	16,491	17,607	18,117	17,639	18,373	16,900	17,037	17,568	16,986	16,523	16,849	16,635	16,321	17,037	17,124	16,897	17,281	16,923
C000094674
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Real Estate Equity Fund Institutional 2 Class ($17,108)
Accumulated Value	10,000	9,621	9,608	10,552	10,203	10,440	11,234	11,602	11,168	10,959	10,368	10,100		10,539	10,512	10,903	10,667	10,736	10,778	10,932	11,016	11,016	10,963	10,935	11,118	11,117	10,768	10,006	10,390	10,510	10,757	11,195	11,287	11,596	11,235	10,798	11,226	10,326	11,430	11,670	12,108	12,073	12,176	12,293	12,468	13,001	13,322	13,454	13,392	13,267	13,518	12,476	10,331	11,110	11,324	11,562	12,309	12,199	11,783	11,563	12,374	12,829	12,683	13,038	13,571	14,674	14,758	15,338	16,254	16,600	15,545	16,726	16,650	18,237	16,710	15,992	17,053	16,275	15,385	14,234	15,642	14,727	13,046	13,648	14,427	13,668	15,130	14,524	14,338	14,589	14,075	14,738	14,979	14,460	13,588	12,955	14,417	15,869	15,205	15,410	15,743	14,556	15,220	15,620	16,658	17,794	18,313	17,826	18,572	17,068	17,225	17,749	17,173	16,702	17,033	16,816	16,496	17,225	17,314	17,101	17,474	17,108
C000171305
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Real Estate Equity Fund Institutional 3 Class ($17,173)
Accumulated Value	10,000	9,615	9,602	10,547	10,199	10,429	11,230	11,596	11,157	10,945	10,357	10,082		10,523	10,496	10,885	10,647	10,722	10,763	10,917	10,999	10,999	10,949	10,921	11,102	11,103	10,758	9,997	10,385	10,504	10,748	11,191	11,282	11,588	11,232	10,792	11,223	10,317	11,426	11,663	12,098	12,064	12,174	12,291	12,464	13,000	13,319	13,449	13,388	13,267	13,515	12,476	10,331	11,110	11,321	11,568	12,306	12,207	11,788	11,571	12,382	12,833	12,689	13,050	13,588	14,688	14,771	15,345	16,271	16,623	15,563	16,750	16,675	18,266	16,726	16,017	17,078	16,299	15,409	14,253	15,677	14,751	13,071	13,665	14,446	13,699	15,153	14,543	14,362	14,622	14,103	14,771	14,997	14,484	13,614	12,989	14,444	15,903	15,250	15,452	15,778	14,597	15,250	15,658	16,693	17,840	18,366	17,872	18,637	17,126	17,280	17,811	17,228	16,766	17,091	16,878	16,547	17,297	17,384	17,157	17,541	17,173
C000032867
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Real Estate Equity Fund Institutional Class ($16,923)
Accumulated Value	10,000	9,615	9,602	10,547	10,199	10,429	11,230	11,596	11,157	10,945	10,357	10,082		10,523	10,496	10,885	10,647	10,716	10,757	10,906	10,990	10,990	10,933	10,906	11,087	11,083	10,736	9,978	10,364	10,475	10,721	11,160	11,252	11,550	11,196	10,754	11,187	10,282	11,378	11,616	12,054	12,020	12,114	12,234	12,407	12,936	13,249	13,380	13,319	13,199	13,438	12,406	10,267	11,038	11,250	11,492	12,232	12,123	11,708	11,490	12,292	12,738	12,594	12,945	13,479	14,569	14,642	15,220	16,126	16,478	15,431	16,598	16,512	18,096	16,566	15,857	16,911	16,144	15,254	14,114	15,514	14,600	12,926	13,519	14,288	13,548	14,989	14,380	14,205	14,453	13,946	14,595	14,833	14,321	13,459	12,834	14,275	15,714	15,061	15,263	15,590	14,407	15,061	15,454	16,491	17,607	18,117	17,639	18,373	16,883	17,037	17,568	16,986	16,523	16,849	16,635	16,321	17,037	17,124	16,897	17,281	16,923
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Columbia Threadneedle: FTSE Nareit Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name													FTSE Nareit Equity REITs Index ($17,401)
Accumulated Value	10,000	9,665	9,624	10,600	10,347	10,599	11,338	11,809	11,375	11,175	10,543	10,365		10,852	10,864	11,235	10,978	10,991	10,907	11,145	11,281	11,253	11,250	11,141	11,443	11,419	10,942	10,098	10,483	10,633	11,053	11,535	11,627	11,981	11,677	11,330	11,867	10,891	12,171	12,259	12,670	12,640	12,668	12,828	12,992	13,433	13,828	14,016	13,805	13,723	13,888	12,776	9,976	10,804	10,825	11,155	11,607	11,698	11,316	11,020	12,223	12,625	12,638	13,144	13,745	14,852	15,004	15,397	16,137	16,434	15,547	16,729	16,616	18,083	16,845	16,318	17,386	16,622	15,586	14,431	15,738	14,798	12,996	13,632	14,418	13,677	15,137	14,410	14,044	14,161	13,705	14,412	14,822	14,361	13,384	12,800	14,151	15,555	14,910	15,212	15,525	14,436	15,099	15,535	16,502	17,559	18,034	17,510	18,262	16,914	17,090	17,708	17,068	16,611	16,963	16,871	16,742	17,481	17,676	17,390	17,812	17,401
Columbia Threadneedle: FTSE Nareit Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name													FTSE Nareit Equity REITs Index ($17,401)
Accumulated Value	10,000	9,665	9,624	10,600	10,347	10,599	11,338	11,809	11,375	11,175	10,543	10,365		10,852	10,864	11,235	10,978	10,991	10,907	11,145	11,281	11,253	11,250	11,141	11,443	11,419	10,942	10,098	10,483	10,633	11,053	11,535	11,627	11,981	11,677	11,330	11,867	10,891	12,171	12,259	12,670	12,640	12,668	12,828	12,992	13,433	13,828	14,016	13,805	13,723	13,888	12,776	9,976	10,804	10,825	11,155	11,607	11,698	11,316	11,020	12,223	12,625	12,638	13,144	13,745	14,852	15,004	15,397	16,137	16,434	15,547	16,729	16,616	18,083	16,845	16,318	17,386	16,622	15,586	14,431	15,738	14,798	12,996	13,632	14,418	13,677	15,137	14,410	14,044	14,161	13,705	14,412	14,822	14,361	13,384	12,800	14,151	15,555	14,910	15,212	15,525	14,436	15,099	15,535	16,502	17,559	18,034	17,510	18,262	16,914	17,090	17,708	17,068	16,611	16,963	16,871	16,742	17,481	17,676	17,390	17,812	17,401
Columbia Threadneedle: FTSE Nareit Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name													FTSE Nareit Equity REITs Index ($17,401)
Accumulated Value	10,000	9,665	9,624	10,600	10,347	10,599	11,338	11,809	11,375	11,175	10,543	10,365		10,852	10,864	11,235	10,978	10,991	10,907	11,145	11,281	11,253	11,250	11,141	11,443	11,419	10,942	10,098	10,483	10,633	11,053	11,535	11,627	11,981	11,677	11,330	11,867	10,891	12,171	12,259	12,670	12,640	12,668	12,828	12,992	13,433	13,828	14,016	13,805	13,723	13,888	12,776	9,976	10,804	10,825	11,155	11,607	11,698	11,316	11,020	12,223	12,625	12,638	13,144	13,745	14,852	15,004	15,397	16,137	16,434	15,547	16,729	16,616	18,083	16,845	16,318	17,386	16,622	15,586	14,431	15,738	14,798	12,996	13,632	14,418	13,677	15,137	14,410	14,044	14,161	13,705	14,412	14,822	14,361	13,384	12,800	14,151	15,555	14,910	15,212	15,525	14,436	15,099	15,535	16,502	17,559	18,034	17,510	18,262	16,914	17,090	17,708	17,068	16,611	16,963	16,871	16,742	17,481	17,676	17,390	17,812	17,401
Columbia Threadneedle: FTSE Nareit Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name													FTSE Nareit Equity REITs Index ($17,401)
Accumulated Value	10,000	9,665	9,624	10,600	10,347	10,599	11,338	11,809	11,375	11,175	10,543	10,365		10,852	10,864	11,235	10,978	10,991	10,907	11,145	11,281	11,253	11,250	11,141	11,443	11,419	10,942	10,098	10,483	10,633	11,053	11,535	11,627	11,981	11,677	11,330	11,867	10,891	12,171	12,259	12,670	12,640	12,668	12,828	12,992	13,433	13,828	14,016	13,805	13,723	13,888	12,776	9,976	10,804	10,825	11,155	11,607	11,698	11,316	11,020	12,223	12,625	12,638	13,144	13,745	14,852	15,004	15,397	16,137	16,434	15,547	16,729	16,616	18,083	16,845	16,318	17,386	16,622	15,586	14,431	15,738	14,798	12,996	13,632	14,418	13,677	15,137	14,410	14,044	14,161	13,705	14,412	14,822	14,361	13,384	12,800	14,151	15,555	14,910	15,212	15,525	14,436	15,099	15,535	16,502	17,559	18,034	17,510	18,262	16,914	17,090	17,708	17,068	16,611	16,963	16,871	16,742	17,481	17,676	17,390	17,812	17,401
Columbia Threadneedle: FTSE Nareit Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name													FTSE Nareit Equity REITs Index ($17,401)
Accumulated Value	$ 10,000	$ 9,665	$ 9,624	$ 10,600	$ 10,347	$ 10,599	$ 11,338	$ 11,809	$ 11,375	$ 11,175	$ 10,543	$ 10,365		$ 10,852	$ 10,864	$ 11,235	$ 10,978	$ 10,991	$ 10,907	$ 11,145	$ 11,281	$ 11,253	$ 11,250	$ 11,141	$ 11,443	$ 11,419	$ 10,942	$ 10,098	$ 10,483	$ 10,633	$ 11,053	$ 11,535	$ 11,627	$ 11,981	$ 11,677	$ 11,330	$ 11,867	$ 10,891	$ 12,171	$ 12,259	$ 12,670	$ 12,640	$ 12,668	$ 12,828	$ 12,992	$ 13,433	$ 13,828	$ 14,016	$ 13,805	$ 13,723	$ 13,888	$ 12,776	$ 9,976	$ 10,804	$ 10,825	$ 11,155	$ 11,607	$ 11,698	$ 11,316	$ 11,020	$ 12,223	$ 12,625	$ 12,638	$ 13,144	$ 13,745	$ 14,852	$ 15,004	$ 15,397	$ 16,137	$ 16,434	$ 15,547	$ 16,729	$ 16,616	$ 18,083	$ 16,845	$ 16,318	$ 17,386	$ 16,622	$ 15,586	$ 14,431	$ 15,738	$ 14,798	$ 12,996	$ 13,632	$ 14,418	$ 13,677	$ 15,137	$ 14,410	$ 14,044	$ 14,161	$ 13,705	$ 14,412	$ 14,822	$ 14,361	$ 13,384	$ 12,800	$ 14,151	$ 15,555	$ 14,910	$ 15,212	$ 15,525	$ 14,436	$ 15,099	$ 15,535	$ 16,502	$ 17,559	$ 18,034	$ 17,510	$ 18,262	$ 16,914	$ 17,090	$ 17,708	$ 17,068	$ 16,611	$ 16,963	$ 16,871	$ 16,742	$ 17,481	$ 17,676	$ 17,390	$ 17,812	$ 17,401